Financial risk management - D.1.2. Interest rate swap contracts (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2018	Jun. 30, 2013	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash payment for settlement of derivative			$ 63	$ 0	[1]	$ 0	[1]
Loss on change in fair value of derivative			$ 1	22		$ (3)
Interest rate swap | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Derivative term		7 years
Derivative notional amount		$ 134
Loss on change in fair value of derivative				22
Interest rate swap | Luxembourg (SEK denominated) | Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash payment for settlement of derivative	$ 63			$ 10

[1]	Re-presented for discontinued operations (shown in note A.4. and E.3.2.). Not restated for the application of IFRS 15 and 9, as the Group elected the modified retrospective approach for both standards.